Consolidated Investment Portfolioas of September 30, 2024 (Unaudited)
DWS Enhanced Commodity Strategy Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 34.5%
Communication Services 1.4%
Charter Communications Operating LLC, 4.908%, 7/23/2025	3,000,000	2,995,093
Discovery Communications LLC, 3.45%, 3/15/2025	2,000,000	1,982,636
Empresa Nacional de Telecomunicaciones SA, 144A, 4.875%, 10/30/2024	333,333	333,134
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026	1,080,000	1,043,452
Sprint LLC, 7.625%, 3/1/2026	1,670,000	1,725,026
Tencent Music Entertainment Group, 1.375%, 9/3/2025	1,000,000	969,030
T-Mobile U.S.A., Inc., 3.5%, 4/15/2025	5,000,000	4,964,338
		14,012,709
Consumer Discretionary 3.8%
AutoZone, Inc., 4.5%, 2/1/2028 (a)	2,610,000	2,633,017
BorgWarner, Inc., 4.95%, 8/15/2029	1,680,000	1,707,954
Daimler Truck Finance North America LLC, 144A, 2.0%, 12/14/2026	1,600,000	1,523,400
Ford Motor Credit Co. LLC:
5.8%, 3/5/2027	1,450,000	1,476,499
5.85%, 5/17/2027	3,500,000	3,563,169
6.798%, 11/7/2028	1,270,000	1,340,875
General Motors Financial Co., Inc., 4.9%, 10/6/2029	2,174,000	2,176,465
Hyundai Capital America:
144A, 5.275%, 6/24/2027	4,000,000	4,089,973
144A, 5.95%, 9/21/2026	4,000,000	4,115,172
KFC Holding Co., 144A, 4.75%, 6/1/2027	540,000	536,903
Las Vegas Sands Corp., 5.9%, 6/1/2027	1,500,000	1,540,365
Marriott International, Inc.:
4.875%, 5/15/2029	1,960,000	1,998,687
5.45%, 9/15/2026 (a)	560,000	573,738
Nissan Motor Acceptance Co. LLC, 144A, 6.95%, 9/15/2026	740,000	764,638
O'Reilly Automotive, Inc., 5.75%, 11/20/2026 (a)	2,420,000	2,494,812
Royal Caribbean Cruises Ltd., 144A, 5.5%, 8/31/2026	2,450,000	2,473,985
Volkswagen Group of America Finance LLC, 144A, 6.0%, 11/16/2026	4,000,000	4,115,064
		37,124,716
Consumer Staples 0.5%
Campbell Soup Co., 5.2%, 3/19/2027	1,060,000	1,087,777
Constellation Brands, Inc., 5.0%, 2/2/2026	1,600,000	1,597,719
Coty, Inc., 144A, 5.0%, 4/15/2026	1,249,000	1,243,586
JBS USA Holding Lux SARL, 2.5%, 1/15/2027	960,000	918,459
		4,847,541
Energy 2.8%
Canadian Natural Resources Ltd., 3.9%, 2/1/2025	2,150,000	2,140,619
Columbia Pipelines Holding Co. LLC, 144A, 6.055%, 8/15/2026	770,000	788,803
DCP Midstream Operating LP, 5.375%, 7/15/2025	1,552,000	1,555,782
Diamondback Energy, Inc., 5.2%, 4/18/2027	1,670,000	1,704,396

Helmerich & Payne, Inc.:
144A, 4.65%, 12/1/2027	1,000,000	1,002,077
144A, 4.85%, 12/1/2029	2,500,000	2,465,809
MarkWest Energy Partners LP, 4.875%, 6/1/2025	3,500,000	3,469,776
MPLX LP, 4.875%, 12/1/2024	2,000,000	1,997,791
Occidental Petroleum Corp., 5.2%, 8/1/2029	3,500,000	3,558,104
ONEOK, Inc., 5.0%, 3/1/2026	3,000,000	3,013,678
South Bow USA Infrastructure Holdings LLC, 144A, 4.911%, 9/1/2027	1,373,000	1,383,496
Whistler Pipeline LLC, 144A, 5.7%, 9/30/2031	4,000,000	4,141,106
		27,221,437
Financials 13.6%
AerCap Ireland Capital DAC:
2.45%, 10/29/2026	2,110,000	2,026,229
4.625%, 9/10/2029	1,121,000	1,121,555
Aircastle Ltd.:
144A, 5.25%, 8/11/2025	2,000,000	2,001,198
144A, 6.5%, 7/18/2028	1,700,000	1,783,167
Ares Capital Corp., 7.0%, 1/15/2027	3,040,000	3,164,364
Athene Global Funding, 144A, 5.684%, 2/23/2026	3,500,000	3,550,980
Avolon Holdings Funding Ltd., 144A, 6.375%, 5/4/2028	2,670,000	2,791,094
Banco Santander SA, 5.588%, 8/8/2028	4,000,000	4,163,963
Bank of Nova Scotia, 5.35%, 12/7/2026	5,000,000	5,126,745
Barclays PLC, 4.837%, 9/10/2028	1,018,000	1,026,563
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	2,081,009
BGC Group, Inc., 6.6%, 6/10/2029	2,100,000	2,172,322
Blackstone Private Credit Fund, 144A, 7.3%, 11/27/2028	1,500,000	1,596,238
BPCE SA, 144A, 2.375%, 1/14/2025	300,000	297,554
Capital One Financial Corp.:
4.985%, 7/24/2026	3,230,000	3,230,218
7.149%, 10/29/2027	1,940,000	2,044,827
Corebridge Financial, Inc., 3.5%, 4/4/2025	2,050,000	2,034,681
Credicorp Ltd., 144A, 2.75%, 6/17/2025	1,000,000	981,266
Credit Agricole SA, 144A, 4.631%, 9/11/2028	2,500,000	2,511,083
Danske Bank AS, 144A, 6.466%, 1/9/2026	5,000,000	5,016,560
Essent Group Ltd., 6.25%, 7/1/2029	6,000,000	6,258,636
HSBC Holdings PLC, 7.336%, 11/3/2026	3,000,000	3,084,878
Intesa Sanpaolo SpA, 144A, 7.0%, 11/21/2025	890,000	911,319
Jackson National Life Global Funding, 144A, 5.55%, 7/2/2027	1,425,000	1,463,710
Jefferies Financial Group, Inc., 5.875%, 7/21/2028	2,060,000	2,148,891
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,906,589
KeyCorp., SOFR + 1.25%, 6.277% (b), 5/23/2025	2,850,000	2,854,503
Lloyds Banking Group PLC:
4.716%, 8/11/2026	1,440,000	1,438,222
5.985%, 8/7/2027	1,140,000	1,170,099
Macquarie Bank Ltd., 144A, 5.391%, 12/7/2026	1,950,000	2,002,592
Macquarie Group Ltd., 144A, SOFR + 0.92%, 5.779% (b), 9/23/2027	6,000,000	6,014,026
Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025	3,200,000	3,196,036
Morgan Stanley, SOFR + 0.509%, 5.7% (b), 1/22/2025	6,000,000	6,000,378
Nasdaq, Inc., 5.65%, 6/28/2025 (a)	670,000	674,052
NatWest Group PLC, 5.583%, 3/1/2028	1,280,000	1,313,012
NatWest Markets PLC, 144A, 5.416%, 5/17/2027	2,090,000	2,145,115
Nomura Holdings, Inc.:
2.648%, 1/16/2025	2,495,000	2,476,080
5.099%, 7/3/2025	3,000,000	3,004,897
Pacific Life Global Funding II, 144A, SOFR + 0.86%, 5.768% (b), 6/16/2025	2,000,000	2,007,000
Santander Holdings USA, Inc., 6.124%, 5/31/2027	611,000	624,123
Santander U.K. Group Holdings PLC, 1.673%, 6/14/2027	2,227,000	2,118,342

Societe Generale SA:
144A, 2.625%, 1/22/2025	3,705,000	3,673,604
144A, 5.519%, 1/19/2028	3,000,000	3,041,711
Standard Chartered PLC:
144A, 1.822%, 11/23/2025	1,010,000	1,004,892
144A, 6.17%, 1/9/2027 (a)	2,120,000	2,157,251
144A, 7.776%, 11/16/2025	1,560,000	1,564,646
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	965,622
Swedbank AB, 144A, 6.136%, 9/12/2026	3,000,000	3,096,786
Synchrony Bank, 5.4%, 8/22/2025	1,000,000	1,002,108
Synchrony Financial, 4.875%, 6/13/2025	5,000,000	4,989,601
Truist Financial Corp., 6.047%, 6/8/2027	5,000,000	5,130,709
UBS Group AG, 144A, 2.193%, 6/5/2026	1,390,000	1,364,410
		131,525,456
Health Care 2.5%
Bayer U.S. Finance II LLC, 144A, 4.375%, 12/15/2028	1,500,000	1,480,380
Bristol-Myers Squibb Co., 4.9%, 2/22/2027	1,200,000	1,225,756
CVS Health Corp., 3.875%, 7/20/2025	2,858,000	2,837,471
HCA, Inc., 4.5%, 2/15/2027	2,000,000	2,002,544
Humana, Inc., 5.7%, 3/13/2026	6,000,000	6,002,894
Icon Investments Six DAC, 5.809%, 5/8/2027	4,170,000	4,302,831
Quest Diagnostics, Inc., 4.6%, 12/15/2027	1,132,000	1,147,160
Solventum Corp., 144A, 5.45%, 2/25/2027	3,690,000	3,766,212
Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/2027	1,205,000	1,188,021
		23,953,269
Industrials 1.5%
AGCO Corp., 5.45%, 3/21/2027	1,270,000	1,295,817
Clean Harbors, Inc., 144A, 4.875%, 7/15/2027	1,205,000	1,187,899
Delta Air Lines, Inc., 144A, 4.5%, 10/20/2025	216,381	215,064
HEICO Corp., 5.25%, 8/1/2028	2,970,000	3,065,966
Penske Truck Leasing Co. LP:
144A, 1.2%, 11/15/2025	3,155,000	3,037,641
144A, 1.7%, 6/15/2026	3,000,000	2,862,719
144A, 4.4%, 7/1/2027	1,960,000	1,960,705
Ryder System, Inc., 4.95%, 9/1/2029	1,318,000	1,343,976
		14,969,787
Information Technology 3.5%
Broadcom, Inc.:
4.15%, 2/15/2028 (c)	976,000	974,974
5.05%, 7/12/2027	1,320,000	1,349,099
Concentrix Corp., 6.65%, 8/2/2026	6,220,000	6,390,429
DXC Technology Co., 1.8%, 9/15/2026	4,520,000	4,281,853
Global Payments, Inc.:
1.5%, 11/15/2024	4,290,000	4,269,339
4.95%, 8/15/2027	920,000	935,139
Hewlett Packard Enterprise Co., 4.45%, 9/25/2026	1,377,000	1,379,774
HP, Inc., 2.2%, 6/17/2025	4,190,000	4,113,586
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	3,500,000	3,327,399
Microchip Technology, Inc.:
4.25%, 9/1/2025	170,000	169,219
5.05%, 3/15/2029	1,330,000	1,365,828
NXP BV, 4.4%, 6/1/2027	1,370,000	1,373,860

Qorvo, Inc., 1.75%, 12/15/2024	2,500,000	2,480,146
Workday, Inc., 3.5%, 4/1/2027	1,430,000	1,406,936
		33,817,581
Materials 2.2%
Albemarle Corp., 4.65%, 6/1/2027	2,220,000	2,229,779
Chemours Co., 5.375%, 5/15/2027	1,250,000	1,223,665
Glencore Funding LLC, 144A, 1.625%, 9/1/2025	1,385,000	1,348,203
Huntsman International LLC, 4.5%, 5/1/2029	2,000,000	1,963,387
Indonesia Asahan Aluminium Persero PT:
144A, 4.75%, 5/15/2025	1,500,000	1,496,382
REG S, 4.75%, 5/15/2025	500,000	498,794
LYB International Finance III LLC, 1.25%, 10/1/2025	1,962,000	1,896,748
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025 (a)	2,419,000	2,415,974
Mosaic Co., 5.375%, 11/15/2028	2,480,000	2,568,873
Newmont Corp., 5.3%, 3/15/2026	980,000	992,916
Nucor Corp., 2.0%, 6/1/2025	635,000	624,372
WRKCo, Inc., 3.9%, 6/1/2028	4,000,000	3,925,702
		21,184,795
Real Estate 1.3%
American Tower Corp., (REIT), 2.4%, 3/15/2025	2,770,000	2,736,814
Crown Castle, Inc., (REIT), 4.9%, 9/1/2029	1,188,000	1,207,531
Equinix, Inc.:
(REIT), 1.0%, 9/15/2025	3,600,000	3,475,480
(REIT), 1.25%, 7/15/2025	690,000	670,775
Office Properties Income Trust, 144A, (REIT), 9.0%, 9/30/2029	964,000	823,690
Realty Income Corp., (REIT), 5.05%, 1/13/2026	2,580,000	2,580,342
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	240,000	234,694
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025	140,000	138,823
144A, (REIT), 4.625%, 6/15/2025	330,000	327,985
		12,196,134
Utilities 1.4%
American Electric Power Co., Inc., 5.699%, 8/15/2025	4,280,000	4,313,900
DTE Energy Co., 4.95%, 7/1/2027	1,219,000	1,239,574
Enel Finance International NV, 144A, 5.125%, 6/26/2029	5,000,000	5,121,407
Eversource Energy, 5.0%, 1/1/2027	1,450,000	1,473,030
Korea East-West Power Co., Ltd., 144A, 1.75%, 5/6/2025	940,000	923,855
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/2025	810,000	813,407
		13,885,173
Total Corporate Bonds (Cost $331,536,290)		334,738,598

Asset-Backed 6.5%
Automobile Receivables 2.4%
AmeriCredit Automobile Receivables Trust, “C”, Series 2020-2, 1.48%, 2/18/2026	51,203	51,113
Carvana Auto Receivables Trust:
“A3”, Series 2022-P2, 4.13%, 4/12/2027	782,335	779,327
“B”, Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,362,387
Chase Auto Owner Trust, “C”, Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,044,484
CPS Auto Receivables Trust:
“C”, Series 2022-A, 144A, 2.17%, 4/16/2029	934,813	928,029
“C”, Series 2022-B, 144A, 4.33%, 8/15/2028	3,000,000	2,989,497
“B”, Series 2022-C, 144A, 4.88%, 4/15/2030	187,659	187,580
“E”, Series 2020-B, 144A, 7.38%, 6/15/2027	984,898	985,708

Flagship Credit Auto Trust:
“C”, Series 2021-1, 144A, 0.91%, 3/15/2027	278,167	275,047
“C”, Series 2020-4, 144A, 1.28%, 2/16/2027	135,923	135,151
“C”, Series 2020-3, 144A, 1.73%, 9/15/2026	379,048	377,144
GLS Auto Receivables Trust, “B”, Series 2022-2A, 144A, 4.7%, 9/15/2026	1,025,979	1,025,524
Hertz Vehicle Financing III LLC, “C”, Series 2022-1A, 144A, 2.63%, 6/25/2026	548,000	537,598
Hertz Vehicle Financing LLC:
“B”, Series 2021-1A, 144A, 1.56%, 12/26/2025	1,000,000	993,061
“C”, Series 2021-1A, 144A, 2.05%, 12/26/2025	2,250,000	2,232,881
JPMorgan Chase Bank NA:
“B”, Series 2021-3, 144A, 0.76%, 2/26/2029	67,668	66,731
“C”, Series 2021-3, 144A, 0.86%, 2/26/2029	304,505	300,295
“D”, Series 2021-3, 144A, 1.009%, 2/26/2029	54,134	53,420
“D”, Series 2021-2, 144A, 1.138%, 12/26/2028	16,067	15,998
“E”, Series 2021-2, 144A, 2.28%, 12/26/2028	18,745	18,685
OneMain Direct Auto Receivables Trust, “A1”, Series 2022-1A, 144A, 4.65%, 3/14/2029	1,234,002	1,232,106
PenFed Auto Receivables Owner Trust:
“B”, Series 2022-A, 144A, 4.6%, 12/15/2028	1,350,000	1,348,341
“C”, Series 2022-A, 144A, 4.83%, 12/15/2028	1,300,000	1,297,043
Santander Bank Auto Credit-Linked Notes, “B”, Series 2022-A, 144A, 5.281%, 5/15/2032	338,829	338,625
Santander Bank NA:
“B”, Series 2021-1A, 144A, 1.833%, 12/15/2031	45,857	45,693
“C”, Series 2021-1A, 144A, 3.268%, 12/15/2031	30,954	30,888
Santander Drive Auto Receivables Trust:
“C”, Series 2022-1, 2.56%, 4/17/2028	761,532	757,231
“C”, Series 2022-5, 4.74%, 10/16/2028	875,000	874,448
Westlake Automobile Receivables Trust, “C”, Series 2022-3A, 144A, 6.44%, 12/15/2027	2,500,000	2,535,362
		22,819,397
Credit Card Receivables 0.7%
Continental Finance Credit Card ABS Master Trust:
“A”, Series 2021-A, 144A, 2.55%, 12/17/2029	3,000,000	2,964,638
“A”, Series 2022-A, 144A, 6.19%, 10/15/2030	2,000,000	2,015,615
Genesis Sales Finance Master Trust, “A”, Series 2021-AA, 144A, 1.2%, 12/21/2026	1,112,176	1,101,086
Master Credit Card Trust II, “C”, Series 2022-1A, 144A, 2.27%, 7/21/2026	875,000	865,875
		6,947,214
Miscellaneous 3.4%
American Homes 4 Rent Trust, “D”, Series 2015-SFR1, 144A, 4.407%, 4/17/2052	400,000	397,586
Barings CLO Ltd., “BR”, Series 2015-IA, 144A, 90-day average SOFR + 1.662%, 6.944% (b), 1/20/2031	2,000,000	2,002,296
BlueMountain Fuji U.S. CLO II Ltd., “A1B”, Series 2017-2A, 144A, 90-day average SOFR + 1.612%, 6.894% (b), 10/20/2030	4,000,000	4,000,908
CF Hippolyta Issuer LLC:
“B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	2,751,947	2,533,022
“B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	3,747,717	3,588,010
DB Master Finance LLC, “A2II”, Series 2019-1A, 144A, 4.021%, 5/20/2049	2,375,000	2,345,296
Domino's Pizza Master Issuer LLC, “A2I”, Series 2018-1A, 144A, 4.116%, 7/25/2048	3,790,000	3,759,278
Elara HGV Timeshare Issuer LLC, “C”, Series 2023-A, 144A, 7.3%, 2/25/2038	356,642	369,692
Hilton Grand Vacations Trust, “A”, Series 2019-AA, 144A, 2.34%, 7/25/2033	167,546	163,072
MVW LLC:
“B”, Series 2021-1WA, 144A, 1.44%, 1/22/2041	137,873	130,701
“A”, Series 2020-1A, 144A, 1.74%, 10/20/2037	103,039	98,959
“B”, Series 2019-2A, 144A, 2.44%, 10/20/2038	283,734	274,943
“B”, Series 2020-1A, 144A, 2.73%, 10/20/2037	103,039	99,634
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	344,628	340,326

New Economy Assets Phase 1 Sponsor LLC, “B1”, Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	1,012,254
NRZ Excess Spread-Collateralized Notes:
“A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	899,880	865,923
“A”, Series 2020-PLS1, 144A, 3.844%, 12/25/2025	290,159	284,722
Sierra Timeshare Receivables Funding LLC, “B”, Series 2020-2A, 144A, 2.32%, 7/20/2037	171,829	168,256
Venture XXX CLO Ltd., “A2”, Series 2017-30A, 144A, 90-day average SOFR + 1.612%, 6.913% (b), 1/15/2031	10,000,000	9,994,820
Voya CLO Ltd., “A1RR”, Series 2014-2A, 144A, 90-day average SOFR + 1.282%, 6.567% (b), 4/17/2030	619,982	620,445
		33,050,143
Total Asset-Backed (Cost $63,237,753)		62,816,754

Commercial Mortgage-Backed Securities 4.5%
Atrium Hotel Portfolio Trust, “B”, Series 2018-ATRM, 144A, 30-day average SOFR + 1.727%, 6.824% (b), 6/15/2035	6,000,000	5,992,500
BPR Trust:
“B”, Series 2021-TY, 144A, 30-day average SOFR + 1.264%, 6.361% (b), 9/15/2038	506,000	495,880
“C”, Series 2021-TY, 144A, 30-day average SOFR + 1.814%, 6.911% (b), 9/15/2038	340,000	332,350
BX Commercial Mortgage Trust:
“B”, Series 2019-IMC, 144A, 30-day average SOFR + 1.346%, 6.443% (b), 4/15/2034	3,000,000	2,951,250
“D”, Series 2020-VKNG, 144A, 30-day average SOFR + 1.814%, 6.911% (b), 10/15/2037	1,344,000	1,331,400
BX Trust, “D”, Series 2021-ARIA, 144A, 30-day average SOFR + 2.01%, 7.107% (b), 10/15/2036	1,725,000	1,709,906
BXP Trust:
“A”, Series 2017-CQHP, 144A, 30-day average SOFR + 0.897%, 5.994% (b), 11/15/2034	730,000	683,497
“B”, Series 2017-CQHP, 144A, 30-day average SOFR + 1.147%, 6.244% (b), 11/15/2034	6,210,000	5,253,154
COMM Mortgage Trust, “B”, Series 2013-CR6, 144A, 3.397%, 3/10/2046	1,970,252	1,890,202
Credit Suisse Mortgage Trust:
“C”, Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	962,703
“B”, Series 2020-FACT, 144A, 30-day average SOFR + 2.364%, 7.461% (b), 10/15/2037	2,756,000	2,618,200
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	1,000,000	946,444
FHLMC Multifamily Structured Pass-Through Certificates, “X1”, Series K058, Interest Only, 1.03% (b), 8/25/2026	21,652,685	317,398
Fontainebleau Miami Beach Trust, “A”, Series 2019-FBLU, 144A, 3.144%, 12/10/2036	2,000,000	1,981,253
Hospitality Mortgage Trust, “B”, Series 2019-HIT, 144A, 30-day average SOFR + 1.464%, 6.582% (b), 11/15/2036	4,326,923	4,297,176
JPMDB Commercial Mortgage Securities Trust, “AS”, Series 2016-C4, 3.385%, 12/15/2049	1,000,000	934,021
JPMorgan Chase Commercial Mortgage Securities Trust, “A”, Series 2018-PHH, 144A, 30-day average SOFR + 1.257%, 6.354% (b), 6/15/2035	4,380,267	3,818,025
Natixis Commercial Mortgage Securities Trust, “C”, Series 2018-285M, 144A, 3.917% (b), 11/15/2032	2,000,000	1,740,020
One New York Plaza Trust, “AJ”, Series 2020-1NYP, 144A, 30-day average SOFR + 1.364%, 6.461% (b), 1/15/2036	2,378,000	2,217,485
PKHL Commercial Mortgage Trust, “D”, Series 2021-MF, 144A, 30-day average SOFR + 2.114%, 7.211% (b), 7/15/2038	2,363,000	1,875,542
Starwood Mortgage Trust, “B”, Series 2021-LIH, 144A, 30-day average SOFR + 1.77%, 6.867% (b), 11/15/2036	500,000	495,000
UBS Commercial Mortgage Trust, “XA”, Series 2017-C1, Interest Only, 1.652% (b), 6/15/2050	26,568,597	785,578

Wells Fargo Commercial Mortgage Trust:
“A2”, Series 2016-C34, 2.603%, 6/15/2049	74,375	74,223
“ASB”, Series 2015-C31, 3.487%, 11/15/2048	40,932	40,617
Total Commercial Mortgage-Backed Securities (Cost $45,722,754)		43,743,824

Collateralized Mortgage Obligations 1.8%
Barclays Mortgage Loan Trust, “A2”, Series 2021-NQM1, 144A, 1.984%, 9/25/2051	1,069,189	971,543
COLT Funding LLC, “A2”, Series 2021-3R, 144A, 1.257%, 12/25/2064	212,851	189,617
COLT Mortgage Loan Trust:
“A1”, Series 2021-2R, 144A, 0.798%, 7/27/2054	183,218	162,544
“A2”, Series 2021-1, 144A, 1.167%, 6/25/2066	526,987	454,312
“A3”, Series 2021-2, 144A, 1.335%, 8/25/2066	1,761,228	1,488,100
“A2”, Series 2021-HX1, 144A, 1.348%, 10/25/2066	1,183,235	1,015,412
Connecticut Avenue Securities Trust:
“1M2”, Series 2021-R03, 144A, 30-day average SOFR + 1.65%, 6.93% (b), 12/25/2041	500,000	503,579
“1M2”, Series 2022-R04, 144A, 30-day average SOFR + 3.1%, 8.38% (b), 3/25/2042	250,000	260,444
Ellington Financial Mortgage Trust, “A2”, Series 2021-3, 144A, 1.396%, 9/25/2066	2,179,810	1,809,333
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2”, Series 2021-DNA7, 144A, 30-day average SOFR + 1.8%, 7.08% (b), 11/25/2041	1,200,000	1,212,459
GCAT Trust, “A2”, Series 2021-NQM2, 144A, 1.242%, 5/25/2066	612,617	526,847
GS Mortgage-Backed Securities Trust, “A2”, Series 2020-NQM1, 144A, 1.791%, 9/27/2060	80,874	76,524
Imperial Fund Mortgage Trust:
“A2”, Series 2021-NQM1, 144A, 1.205%, 6/25/2056	1,053,605	917,500
“A2”, Series 2021-NQM2, 144A, 1.362%, 9/25/2056	1,235,851	1,045,669
JPMorgan Chase Bank NA, “M1”, Series 2020-CL1, 144A, 30-day average SOFR + 2.364%, 7.219% (b), 10/25/2057	1,234,435	1,252,963
JPMorgan Mortgage Trust, “A5”, Series 2020-LTV2, 144A, 3.0%, 11/25/2050	805,801	741,593
MFA Trust:
“A3”, Series 2021-INV1, 144A, 1.262%, 1/25/2056	135,608	129,771
“A2”, Series 2021-NQM2, 144A, 1.317%, 11/25/2064	443,785	393,300
“A3”, Series 2021-NQM2, 144A, 1.472%, 11/25/2064	359,548	319,560
Starwood Mortgage Residential Trust, “A3”, Series 2020-INV1, 144A, 1.593%, 11/25/2055	285,904	271,705
Towd Point Mortgage Trust, “M1”, Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,383,088
Verus Securitization Trust:
“A2”, Series 2021-R3, 144A, 1.277%, 4/25/2064	306,769	283,474
“A2”, Series 2020-4, 144A, 2.912%, 5/25/2065	539,884	523,659
“A1”, Series 2020-2, 144A, 3.226% (b), 5/25/2060	2,789	2,777
Total Collateralized Mortgage Obligations (Cost $18,655,684)		16,935,773

Government & Agency Obligations 19.1%
Other Government Related (d) 0.3%
Central American Bank for Economic Integration, 144A, 5.0%, 2/9/2026	2,500,000	2,520,203
Vnesheconombank, 144A, 6.025%, 7/5/2022* (e)	1,500,000	0
		2,520,203
Sovereign Bonds 0.2%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,895,000	1,870,896

U.S. Treasury Obligations 18.6%
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.15%, 4.702% (b), 4/30/2026 (f)	38,000,000	37,951,133
3-month U.S. Treasury Bill Money Market Yield + 0.17%, 4.722% (b), 10/31/2025 (f)	28,000,000	27,986,112
3-month U.S. Treasury Bill Money Market Yield + 0.182%, 4.734% (b), 7/31/2026	10,000,000	9,987,761
3-month U.S. Treasury Bill Money Market Yield + 0.2%, 4.752% (b), 1/31/2025	35,000,000	34,991,656
3-month U.S. Treasury Bill Money Market Yield + 0.245%, 4.797% (b), 1/31/2026 (f)	45,000,000	45,005,781
U.S. Treasury Notes, 0.5%, 3/31/2025	25,000,000	24,527,344
		180,449,787
Total Government & Agency Obligations (Cost $186,870,039)		184,840,886

Short-Term U.S. Treasury Obligations 4.5%
U.S. Treasury Bills:
5.12% (g), 10/10/2024	25,000,000	24,970,969
5.142% (g), 10/17/2024 (f) (h)	10,000,000	9,979,100
5.197% (g), 10/17/2024 (f) (h)	9,000,000	8,981,190
Total Short-Term U.S. Treasury Obligations (Cost $43,924,364)		43,931,259

	Contracts/ Notional Amount	Value ($)

Call Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
Brent Crude Oil Futures, Expiration Date 10/28/2024, Strike Price $95 (Cost $3,320,000)	800 800,000	64,000

	Shares	Value ($)

Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (i) (j) (Cost $1,308,458)	1,308,458	1,308,458

Cash Equivalents 22.4%
DWS Central Cash Management Government Fund, 4.93% (i) (Cost $217,244,019)	217,244,019	217,244,019

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $911,819,361)	93.4	905,623,571
Other Assets and Liabilities, Net	6.6	63,623,120
Net Assets	100.0	969,246,691
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2024 are as follows:
Value ($) at 6/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2024	Value ($) at 9/30/2024
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (i) (j)
987,423	321,035 (k)	—	—	—	12,285	—	1,308,458	1,308,458
Cash Equivalents 22.4%
DWS Central Cash Management Government Fund, 4.93% (i)
149,695,350	340,697,943	273,149,274	—	—	1,939,489	—	217,244,019	217,244,019
DWS ESG Liquidity Fund "Capital Shares"
62,670,092	284,793	62,954,942	(60)	117	321,808	—	—	—
213,352,865	341,303,771	336,104,216	(60)	117	2,273,582	—	218,552,477	218,552,477

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2024 amounted to $1,260,687, which is 0.1% of net assets.

(b)
Variable or floating rate security. These securities are shown at their current rate as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	Investment was valued using significant unobservable inputs.
(f)	At September 30, 2024, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At September 30, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
COT: Commitment of Traders
HRW: Hard Red Winter
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LME: London Metal Exchange
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
UFJ: United Financial of Japan

ULS: Ultra-Low Sulfur
WTI: West Texas Intermediate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At September 30, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Kansas City HRW Wheat Futures	USD	12/13/2024	380	10,628,371	11,091,250	462,879
LME Copper Futures	USD	12/16/2024	100	22,814,092	24,550,875	1,736,783
LME Copper Futures	USD	3/17/2025	100	25,325,342	24,789,550	(535,792)
LME Nickel Futures	USD	12/16/2024	440	48,250,074	46,182,444	(2,067,630)
LME Primary Aluminium Futures	USD	12/16/2024	200	11,808,064	13,065,650	1,257,586
Silver Futures	USD	12/27/2024	144	22,722,342	22,649,760	(72,582)
Total net unrealized appreciation						781,244
At September 30, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Brent Crude Oil Futures	USD	10/31/2024	150	10,781,888	10,755,000	26,888
LME Copper Futures	USD	12/16/2024	100	25,087,158	24,550,875	536,283
LME Nickel Futures	USD	12/16/2024	440	77,261,262	46,182,444	31,078,818
Total unrealized appreciation						31,641,989
At September 30, 2024, open written option contracts were as follows:
Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Notional Amount ($)	Premiums Received ($)	Value ($)	Unrealized Appreciation ($)
Call Options
Brent Crude Oil Futures	800	10/28/2024	115.0	800,000	1,108,000	(16,000)	1,092,000
Put Options
Brent Crude Oil Futures	800	10/28/2024	65.0	800,000	868,000	(472,000)	396,000
Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At September 30, 2024, open commodity-linked swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Long Positions
BABXEVT7 Excess Return Index/BABXEVT7	10/15/2024	Merrill Lynch International Ltd.	39,250,000	(0.20%)	At Expiration	51,449

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
BACXCT6X Excess Return Index/BACXCT6X	10/15/2024	Merrill Lynch International Ltd.	24,800,000	(0.27%)	At Expiration	(97,968)
Barclays Commodity Strategy 1673/BXCS1673	10/15/2024	Barclays Bank PLC	5,710,000	(0.28%)	At Expiration	9,722
Barclays Commodity Strategy 1721/BXCS1721	10/15/2024	Barclays Bank PLC	43,430,000	(0.40%)	At Expiration	131,945
Barclays Commodity Strategy 1750/BXCS1750	10/15/2024	Barclays Bank PLC	21,260,000	—	At Expiration	(168,406)
Barclays EFS Custom Commodity Basket 08 Index/BEFSCB08	10/15/2024	Barclays Bank PLC	28,330,000	—	At Expiration	44,059
Bloomberg Commodity Index/BCOM	10/15/2024	Barclays Bank PLC	35,913,000	(0.11%)	At Expiration	1,337,769
Bloomberg Commodity Index/BCOM	10/15/2024	Merrill Lynch International Ltd.	35,913,000	(0.11%)	At Expiration	1,337,770
Bloomberg Commodity Index/BCOM	10/15/2024	Canadian Imperial Bank of Commerce	25,139,000	(0.13%)	At Expiration	936,228
Bloomberg Commodity Index/BCOM	10/15/2024	Societe Generale	63,028,000	(0.09%)	At Expiration	2,348,329
Bloomberg Commodity Index/BCOM	10/15/2024	Royal Bank of Canada	21,548,000	(0.14%)	At Expiration	802,403
Bloomberg Commodity Index/BCOM	10/15/2024	Morgan Stanley	28,731,000	(0.12%)	At Expiration	1,070,119
Bloomberg Commodity Index/BCOM	10/15/2024	Goldman Sachs & Co.	63,207,000	(0.09%)	At Expiration	2,354,997
Bloomberg Commodity Index/BCOM	10/15/2024	Macquarie Bank Ltd.	28,731,000	(0.12%)	At Expiration	1,070,119
BNP Paribas Commodity C100 Index/BCKTC100	10/15/2024	BNP Paribas	108,181,000	(0.255%)	At Expiration	995,308
BofA Merrill Lynch Commodity Excess Return Strategy/MLCIHR6S	10/15/2024	Merrill Lynch International Ltd.	65,952,000	—	At Expiration	28,080
Citi Commodities Gold Call Ratio Index/CICXGCCR	10/15/2024	Citigroup, Inc.	30,120,000	—	At Expiration	124,095
Citi Custom CiVICS 7 Excess Return/CVICSER7	10/15/2024	Citigroup, Inc.	325,108,000	(0.179%)	At Expiration	4,034,899
Goldman Sachs Brent Vol Carry 05/GSVLBR05	10/15/2024	Goldman Sachs & Co.	6,000,000	(0.35%)	At Expiration	(90,016)
Goldman Sachs Commodity COT Strategy 1099/ABGS1099	10/15/2024	Goldman Sachs & Co.	36,690,000	(0.35%)	At Expiration	(93,186)
Goldman Sachs Commodity COT Strategy 1193/ABGS1193	10/15/2024	Goldman Sachs & Co.	28,731,000	(0.086%)	At Expiration	994,125
Goldman Sachs Gold Vol Carry Index 04/GSVLGC04	10/15/2024	Goldman Sachs & Co.	8,000,000	(0.35%)	At Expiration	(55,786)
JPMorgan JMAB296E Basket/JMAB296E	10/15/2024	JPMorgan Chase Securities, Inc.	193,531,000	(0.171%)	At Expiration	5,091,707
JPMorgan JPOSRVN1 Index/JPOSRVN1	10/15/2024	JPMorgan Chase Securities, Inc.	39,470,000	(0.25%)	At Expiration	(81,174)

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Macquarie Vol Product 2CL2/VMAC2CL2	10/15/2024	Macquarie Bank Ltd.	6,000,000	(0.10%)	At Expiration	16,419
Macquarie Vol Product 3GC1/VMAC3GC1	10/15/2024	Macquarie Bank Ltd.	6,000,000	(0.10%)	At Expiration	(3,671)
Merrill Lynch Backwardation Momentum Long Only Excess Return Index/MLCXAKLE	10/15/2024	Merrill Lynch International Ltd.	1,450,000	(0.35%)	At Expiration	41,689
Modified Strategy D177 on the Bloomberg Commodity Index/ENHG177P	10/15/2024	Goldman Sachs & Co.	22,984,000	(0.35%)	At Expiration	815,591
Morgan Stanley MSCBDF11 Index/MSCBDF11	10/15/2024	Morgan Stanley	2,000,000	(0.181%)	At Expiration	0
Morgan Stanley MSCBVB20 Index/MSCBVB20	10/15/2024	Morgan Stanley	16,000,000	(0.45%)	At Expiration	43,898
RBC Enhanced Commodity 21VW Index/RBCE21VW	10/15/2024	Royal Bank of Canada	33,670,000	(0.20%)	At Expiration	115,927
RBC Enhanced Commodity CC3V Index/RBCSCC3V	10/15/2024	Royal Bank of Canada	27,160,000	(0.15%)	At Expiration	(94,793)
RBC Enhanced Commodity MSC4 Index/RBCAMSC4	10/15/2024	Royal Bank of Canada	8,950,000	(0.35%)	At Expiration	2,744
SG RBD Index/SGCORBD	10/15/2024	Societe Generale	32,670,000	(0.33%)	At Expiration	16,462
SGI Commodity Dynamic Alpha Index/SGICCODA	10/15/2024	Societe Generale	48,180,000	(0.25%)	At Expiration	(113,945)
Societe Generale Alpha 1 Custom Excess Return/SGCOA1CE	10/15/2024	Societe Generale	29,170,000	(0.17%)	At Expiration	(50,579)
Societe Generale Commodity Index/SGCOM11S	10/15/2024	Societe Generale	24,241,000	(0.13%)	At Expiration	861,283
Societe Generale M Po 3 U Index/SGCOL45E	10/15/2024	Societe Generale	9,697,000	(0.16%)	At Expiration	345,282
UBS Custom Commodity Index/UBSIB163	10/15/2024	UBS AG	53,203,000	(0.351%)	At Expiration	5,459,577

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
Bloomberg Natural Gas Subindex	BCOMNG	20,000,000	18.8	2,150,906
Bloomberg Commodity Index 2-4-6 Forward Blend	BCOMF246	50,279,000	47.2	1,744,965
Bloomberg Sugar Subindex	BCOMSB	10,283,000	9.7	1,510,954
Bloomberg Gold Subindex	BCOMGC	(9,894,000)	9.3	(191,592)
Bloomberg Aluminum Subindex	BCOMAL	1,863,000	1.8	60,407
Bloomberg ULS Diesel Subindex	BCOMHO	1,326,000	1.2	26,880
Bloomberg WTI Crude Oil Subindex	BCOMCL	(12,761,000)	12.0	157,057
UBS Custom Commodity Index/UBSIB163				5,459,577

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
UBS DBAM Basket 3 Custom Basket/UBSIB165	10/15/2024	UBS AG	12,000,000	(0.148%)	At Expiration	0

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
Bloomberg Corn Subindex	BCOMCN	1,185,700	4.9	0
Bloomberg Soybean Subindex	BCOMSY	(846,900)	3.5	0
Bloomberg Soybean Meal Subindex	BCOMSM	677,500	2.8	0
Bloomberg Soybean Oil Subindex	BCOMBO	(338,800)	1.4	0
Bloomberg Cotton Subindex	BCOMCT	677,500	2.8	0
Bloomberg Sugar Subindex	BCOMSB	677,500	2.8	0
Bloomberg Coffee Subindex	BCOMKC	(338,800)	1.4	0
Bloomberg Lean Hogs Subindex	BCOMLH	169,400	0.7	0
Bloomberg Live Cattle Subindex	BCOMLC	(846,900)	3.5	0
Bloomberg Brent Crude Subindex	BCOMCO	(2,595,500)	10.9	0
Bloomberg WTI Crude Oil Subindex	BCOMCL	3,114,800	13.1	0
Bloomberg Low Sulphur Gas Oil Gas Subindex	BCOMGO	1,557,400	6.5	0
Bloomberg ULS Diesel Subindex	BCOMHO	(2,595,600)	10.8	0
Bloomberg Natural Gas Subindex	BCOMNG	519,100	2.2	0
Bloomberg Gold Subindex	BCOMGC	(1,539,500)	6.4	0
Bloomberg Silver Subindex	BCOMSI	1,881,600	7.8	0
Bloomberg Platinum Subindex	BCOMPL	(342,100)	1.4	0
Bloomberg Palladium Subindex	BCOMPA	(171,100)	0.7	0
Bloomberg Alluminum Subindex	BCOMAL	684,200	2.9	0
Bloomberg Copper Subindex	BCOMHG	855,300	3.6	0
Bloomberg Nickel Subindex	BCOMNI	(171,100)	0.7	0
Bloomberg Zinc Subindex	BCOMZS	(1,197,400)	5.0	0
Bloomberg Wheat Subindex	BCOMWH	(677,500)	2.8	0
Bloomberg Kasas City Wheat Subindex	BCOMKW	(338,800)	1.4	0
UBS Custom Commodity Index/UBSIB165				0

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Total net unrealized appreciation						29,632,471

†	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

Currency Abbreviation(s)

USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of September 30, 2024, the Fund held $205,620,291 in the Subsidiary, representing 21.0% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$334,738,598	$—	$334,738,598
Asset-Backed (a)	—	62,816,754	—	62,816,754
Commercial Mortgage-Backed Securities	—	43,743,824	—	43,743,824
Collateralized Mortgage Obligations	—	16,935,773	—	16,935,773
Government & Agency Obligations (a)	—	184,840,886	0	184,840,886
Short-Term U.S. Treasury Obligations	—	43,931,259	—	43,931,259
Call Options Purchased	64,000	—	—	64,000
Short-Term Investments (a)	218,552,477	—	—	218,552,477
Derivatives (b)
Futures Contracts	35,099,237	—	—	35,099,237
Commodity-Linked Swap Contracts	—	30,481,995	—	30,481,995
Total	$253,715,714	$717,489,089	$0	$971,204,803

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(2,676,004)	$—	$—	$(2,676,004)
Written Options	(488,000)	—	—	(488,000)
Commodity-Linked Swap Contracts	—	(849,524)	—	(849,524)
Total	$(3,164,004)	$(849,524)	$—	$(4,013,528)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, commodity- linked swap contracts and written options, at value.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DECSF-PH1
R-080548-2 (1/25)